Employee benefits - Analysis of net period cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Current service cost	$ 6,518	$ 425	$ 398
Interest cost on benefit obligation	692	127	123
Net period cost	$ 7,210	$ 552	$ 521